ANNUAL REPORT
DECEMBER 31, 1998




                THE TRAVELERS FUND BD III
                FOR VARIABLE ANNUITIES



[TRAVELERS LIFE & ANNUITY LOGO]


The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


ASSETS:

  Investments in eligible funds at market value:
    Greenwich Street Series Fund:
      Equity Index Portfolio, 423,584 shares (cost $11,340,591)..........       $      12,694,811
    Money Market Portfolio, 9,256 shares (cost $9,256) ..................                   9,256
                                                                               -------------------

      Total Investments (cost $11,349,847)...............................                             $     12,704,067

  Receivables:
    Dividends ...........................................................                                           16
    Purchase payments and transfers from other Travelers accounts........                                       82,500
                                                                                                     ------------------

      Total Assets.......................................................                                   12,786,583
                                                                                                     ------------------

LIABILITIES:

    Payables:
      Insurance charges .................................................                                        3,608
      Administrative fees ...............................................                                          419
      Equity protection fee..............................................                                        3,961
                                                                                                     ------------------

        Total Liabilities................................................                                        7,988
                                                                                                     ------------------

NET ASSETS:                                                                                           $     12,778,595
                                                                                                     =================




                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:

  Dividends ...............................................................                  $     26,254


EXPENSES:

  Insurance charges .......................................................   $   53,989
  Administrative fees .....................................................        6,352
  Equity protection fees ..................................................       57,838
                                                                             ------------

    Total expenses ........................................................                       118,179
                                                                                            --------------

      Net investment loss..................................................                       (91,925)
                                                                                            --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:

    Proceeds from investments sold.........................................    1,414,184
    Cost of investments sold ..............................................    1,312,567
                                                                             ------------

      Net realized gain (loss).............................................                       101,617


  Change in unrealized gain (loss) on investments:

    Unrealized loss at December 31, 1997 ..................................       (2,806)
    Unrealized gain at December 31, 1998 ..................................    1,354,220
                                                                             ------------

      Net change in unrealized gain (loss) for the year ...................                     1,357,026
                                                                                            --------------

        Net realized gain (loss) and change in unrealized gain (loss)......                     1,458,643
                                                                                            --------------
  Net increase in net assets resulting from operations ....................                  $  1,366,718
                                                                                            ==============




                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

          FOR THE YEAR ENDED DECEMBER 31, 1998 AND THE PERIOD DECEMBER
                      10, 1997 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1997



                                                                                          1998               1997
                                                                                          ----               ----
OPERATIONS:

  Net investment income (loss) ...............................................       $       (91,925)    $      4,292
  Net realized gain (loss) from investment transactions.......................               101,617               (5)
  Net change in unrealized gain (loss) on investments ........................             1,357,026           (2,806)
                                                                                    -----------------   --------------

    Net increase in net assets resulting from operations  ....................             1,366,718            1,481
                                                                                    -----------------   --------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 10,241,829 and 186,609 units, respectively)................            11,277,444          193,155
  Participant transfers from other Travelers accounts
    (applicable to 66,568 units)..............................................                67,637                -
  Administrative charges
    (applicable to 440 units).................................................                  (463)               -
  Contract surrenders
    (applicable to 95,529 units)..............................................              (110,460)               -
  Other payments to participants
    (applicable to 13,865 units)..............................................               (16,917)               -
                                                                                    -----------------   --------------

  Net increase in net assets resulting from unit transactions.................            11,217,241          193,155
                                                                                    -----------------   --------------

    Net increase in net assets................................................            12,583,959          194,636

NET ASSETS:
  Beginning of period ........................................................               194,636                -
                                                                                    -----------------   --------------

  End of period ..............................................................       $    12,778,595     $    194,636
                                                                                    =================   ==============




                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund BD III are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Fund BD III were: Money Market Portfolio (formerly Cash Income Trust); Equity Index Portfolio of Greenwich Street Series Fund (both of which are managed by affiliates of The Travelers); Small Cap Index Fund and EAFE(R) Equity Index Fund of BT Insurance Funds Trust. All of the funds are Massachusetts business trusts. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex- dividend date.

FEDERAL INCOME TAXES. The operations of Fund BD III form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $12,733,904 and $1,414,184 respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $11,349,847 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $1,354,220.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. For contracts with a standard death benefit provision, these charges are equivalent to 1.25% of the average net assets of Fund BD III on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.45% of the average net assets of Fund BD III on an annual basis.

Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund BD III on an annual basis.

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

Participants in the Equity Index Portfolio may elect, at the time of purchase, to obtain a Principal Protection Feature. Under this feature, The Travelers will guarantee that the value of the contract after eight years will be at least equal to 115%, 100% or 90% of the purchase payment. The annual fee, which depends on the level of protection that is chosen, as well as market conditions, is equivalent to an amount of up to 2.00% of the participant's contract value. Additionally, participants who withdraw from this feature before the end of the eighth contact year will be subject to a withdrawal fee of up to 4% of the original purchase payment withdrawn.

No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within eight years of its payment date. Contract surrender payments include $2,889 of withdrawal fees and contingent deferred sales charges for the year ended December 31, 1998. No withdrawal fees or contingent deferred sales charges were assessed for the period December 10, 1997 (date operations commenced) to December 31, 1997.

4.  NET CONTRACT OWNERS' EQUITY

                                                                                             DECEMBER 31, 1998
                                                                   ---------------------------------------------------------------
                                                                        ACCUMULATION             UNIT                     NET
                                                                           UNITS                VALUE                    ASSETS
                                                                           -----                -----                    ------
Greenwich Street Series Fund
  Equity Index Portfolio
    Standard Death Benefit
      0.00% Principal Protection Fee..........................             195,925         $      1.327             $     260,055
      0.95% Principal Protection Fee..........................              16,752                1.314                    22,009
      1.00% Principal Protection Fee..........................              22,680                1.194                    27,079
      1.10% Principal Protection Fee..........................             220,067                1.308                   287,950
      1.35% Principal Protection Fee..........................           1,556,018                1.309                 2,036,362
      1.45% Principal Protection Fee..........................           3,460,179                1.095                 3,789,483
      1.50% Principal Protection Fee..........................           2,611,390                1.302                 3,399,232
      2.00% Principal Protection Fee..........................              22,226                1.208                    26,847
    Enhanced Death Benefit
      0.00% Principal Protection Fee..........................              16,764                1.324                    22,193
      1.00% Principal Protection Fee..........................              24,092                1.193                    28,745
      1.10% Principal Protection Fee..........................               9,713                1.305                    12,676
      1.35% Principal Protection Fee..........................              11,011                1.306                    14,382
      1.45% Principal Protection Fee..........................              61,777                1.094                    67,579
      1.50% Principal Protection Fee..........................           2,000,628                1.298                 2,597,414
      2.00% Principal Protection Fee..........................             147,068                1.206                   177,320

  Money Market Portfolio
      Standard Death Benefit..................................               8,882                1.044                     9,269
                                                                                                                    -------------

  Net Contract Owners' Equity..........................................................................              $ 12,778,595
                                                                                                                    =============

5. SCHEDULE OF FUND BD III OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998 AND THE PERIOD DECEMBER 10, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997

                                                                        EQUITY INDEX PORTFOLIO
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:

Dividends ..................................................    $          25,856    $           4,500
                                                               -------------------  -------------------

EXPENSES:

Insurance charges ..........................................               53,888                  106
Administrative fees ........................................                6,339                   12
Equity protection fees .....................................               57,838                   90
                                                               -------------------  -------------------
    Net investment income (loss)............................              (92,209)               4,292
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold............................            1,414,059                  111
  Cost of investments sold .................................            1,312,442                  116
                                                               -------------------  -------------------

    Net realized gain (loss)................................              101,617                   (5)
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:

  Unrealized gain (loss) beginning of period ...............               (2,806)                   -
  Unrealized gain (loss) end of period .....................            1,354,220               (2,806)
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the period.....            1,357,026               (2,806)
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations.................................            1,366,434                1,481
                                                               -------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments ..............................           11,268,444              193,155
Participant transfers from other Travelers accounts ........               67,637                    -
Administrative charges .....................................                 (448)                   -
Contract surrenders ........................................             (110,460)                   -
Other payments to participants .............................              (16,917)                   -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................           11,208,256              193,155
                                                               -------------------  -------------------

    Net increase (decrease) in net assets...................           12,574,690              194,636



NET ASSETS:
  Beginning of period.......................................              194,636                    -
                                                               -------------------  -------------------

  End of period ............................................    $      12,769,326    $         194,636
                                                               ===================  ===================

                                                                       MONEY MARKET PORTFOLIO
                                                               ---------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:

Dividends ..................................................    $             398   $               -
                                                               ------------------- -------------------

EXPENSES:

Insurance charges ..........................................                  101                   -
Administrative fees ........................................                   13                   -
Equity protection fees .....................................                    -                   -
                                                               ------------------- -------------------
  Net investment income (loss)..............................                  284                   -
                                                               ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:

  Proceeds from investments sold ...........................                  125                   -
  Cost of investments sold .................................                  125                   -
                                                               ------------------- -------------------

    Net realized gain (loss)................................                    -                   -
                                                               ------------------- -------------------

Change in unrealized gain (loss) on investments:

  Unrealized gain (loss) beginning of period ...............                    -                   -
  Unrealized gain (loss) end of period .....................                    -                   -
                                                               ------------------- -------------------

    Net change in unrealized gain (loss) for the period.....                    -                   -
                                                               ------------------- -------------------

Net increase (decrease) in net assets
    resulting from operations...............................                  284                   -
                                                               ------------------- -------------------



UNIT TRANSACTIONS:

Participant purchase payments ..............................                9,000                   -

Participant transfers from other Travelers accounts ........                    -                   -
Administrative charges .....................................                  (15)                  -
Contract surrenders ........................................                    -                   -
Other payments to participants .............................                    -                   -
                                                               ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions........................                8,985                   -
                                                               ------------------- -------------------

    Net increase (decrease) in net assets...................                9,269                   -

NET ASSETS:

  Beginning of period.......................................                    -                   -
                                                               ------------------- -------------------

  End of period ............................................    $           9,269   $               -
                                                              ===================  ===================

                                                                               COMBINED
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:

Dividends ..................................................    $           26,254   $           4,500
                                                               -------------------- -------------------

EXPENSES:

Insurance charges ..........................................                53,989                 106
Administrative fees ........................................                 6,352                  12
Equity protection fees .....................................                57,838                  90
                                                               -------------------- -------------------
  Net investment income (loss)..............................               (91,925)              4,292
                                                               -------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:

  Proceeds from investments sold ...........................             1,414,184                 111
  Cost of investments sold .................................             1,312,567                 116
                                                               -------------------- -------------------

    Net realized gain (loss)................................               101,617                  (5)
                                                               -------------------- -------------------

Change in unrealized gain (loss) on investments:

  Unrealized gain (loss) beginning of period ...............                (2,806)                  -
  Unrealized gain (loss) end of period .....................             1,354,220              (2,806)
                                                               -------------------- -------------------

    Net change in unrealized gain (loss) for the period.....             1,357,026              (2,806)
                                                               -------------------- -------------------

Net increase (decrease) in net assets
    resulting from operations...............................             1,366,718               1,481
                                                               -------------------- -------------------



UNIT TRANSACTIONS:

Participant purchase payments ..............................            11,277,444             193,155

Participant transfers from other Travelers accounts ........                67,637                   -
Administrative charges .....................................                  (463)                  -
Contract surrenders ........................................              (110,460)                  -
Other payments to participants .............................               (16,917)                  -
                                                               -------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions........................            11,217,241             193,155
                                                               -------------------- -------------------

    Net increase (decrease) in net assets...................            12,583,959             194,636

NET ASSETS:

  Beginning of period.......................................               194,636                   -
                                                               -------------------- -------------------

  End of period ............................................    $       12,778,595   $         194,636
                                                               ===================  ===================

6. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD III FOR THE YEAR ENDED DECEMBER 31, 1998 AND THE PERIOD DECEMBER 10, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997


                                                                         EQUITY INDEX PORTFOLIO
                                                                -----------------------------------------
                                                                       1998                 1997
                                                                       ----                 ----

Accumulation units beginning of period ....................                 186,609                    -
Accumulation units purchased and
  transferred from other Travelers accounts................              10,299,501              186,609
Accumulation units redeemed and
  transferred to other Travelers accounts..................                (109,820)                   -
                                                                -------------------- --------------------
Accumulation units end of period ..........................              10,376,290              186,609
                                                                ==================== ====================

                                                                         MONEY MARKET PORTFOLIO
                                                                -----------------------------------------
                                                                       1998                 1997
                                                                       ----                 ----
Accumulation units beginning of period ....................                       -                    -
Accumulation units purchased and
  transferred from other Travelers accounts................                   8,896                    -
Accumulation units redeemed and
  transferred to other Travelers accounts..................                     (14)                   -
                                                                -------------------- --------------------
Accumulation units end of period ..........................                   8,882                    -
                                                                ==================== ====================

                                                                                COMBINED
                                                                -----------------------------------------
                                                                       1998                 1997
                                                                       ----                 ----
Accumulation units beginning of period ....................                 186,609                    -
Accumulation units purchased and
  transferred from other Travelers accounts................              10,308,397              186,609
Accumulation units redeemed and
  transferred to other Travelers accounts..................                (109,834)                   -
                                                                --------------------  -------------------
Accumulation units end of period ..........................              10,385,172              186,609
                                                                ==================== ====================

                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Annuity Contracts of The Travelers Fund BD III for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD III for Variable Annuities as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1998 and the period December 10, 1997 (date operations commenced) to December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD III for Variable Annuities as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1998 and the period December 10, 1997 (date operations commenced) to December 31, 1997, in conformity with generally accepted accounting principles.

KPMG LLP

Hartford, Connecticut
February 17, 1999

                              Independent Auditors

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD III for Variable Annuities or Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD III for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





FNDBDIII (Annual) (12-98) Printed in U.S.A.